Employee Benefit Plans - Narrative (Details) - Multiemployer Plans, Pension - plan	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Multiemployer Plans [Line Items]
Percentage of employees who were members of collective bargaining units	26.00%	25.00%	25.00%
Individually significant plan percentage	5.00%
Percentage of total dollars contributed by company	63.00%	54.00%	65.00%
Number of individually significant plans	6	4	7
Number of plans	55	52	22